Logan Capital Broad Innovative Growth ETF
Schedule of Investments
July 31, 2026 (Unaudited)

COMMON STOCKS - 98.4%	Shares	Value
Capital Goods - 12.7%
Eaton Corp. PLC	2,743	$ 1,138,894
Fastenal Co.	66,236	3,160,120
FTAI Aviation Ltd.	3,405	701,430
General Electric Co.	3,190	1,148,623
Hubbell, Inc.	1,413	667,713
Lincoln Electric Holdings, Inc.	5,526	1,443,999
Nordson Corp.	2,929	872,198
Sterling Infrastructure, Inc. (a)	3,365	2,008,131
United Rentals, Inc.	2,398	2,588,065
		13,729,173

Commercial & Professional Services - 3.6%
Cintas Corp.	10,276	2,102,778
Copart, Inc. (a)	22,371	651,444
Insperity, Inc.	13,227	669,418
Paycom Software, Inc.	2,970	486,961
		3,910,601

Consumer Discretionary Distribution & Retail - 13.0%
Amazon.com, Inc. (a)	16,618	4,513,117
Burlington Stores, Inc. (a)	5,084	1,873,352
Dick's Sporting Goods, Inc.	11,897	2,330,741
Home Depot, Inc.	1,767	586,573
Lithia Motors, Inc.	3,708	1,429,137
Pool Corp.	4,756	883,237
RH (a)	888	146,982
Williams-Sonoma, Inc.	9,872	2,257,332
		14,020,471

Consumer Durables & Apparel - 0.8%
Deckers Outdoor Corp. (a)	8,286	802,748

Consumer Services - 3.1%
Marriott International, Inc. - Class A	2,759	1,028,638
Starbucks Corp.	10,174	1,070,814
Texas Roadhouse, Inc.	6,101	1,253,389
		3,352,841

Financial Services - 7.0%
American Express Co.	3,527	1,185,954
Coinbase Global, Inc. - Class A (a)	4,568	668,116
KKR & Co., Inc.	3,368	341,616
LPL Financial Holdings, Inc.	2,170	767,529
MasterCard, Inc. - Class A	6,914	3,962,413
OneMain Holdings, Inc.	9,919	620,731
		7,546,359

Food, Beverage & Tobacco - 1.2%
Monster Beverage Corp. (a)	13,124	1,264,891

Materials - 1.0%

Sherwin-Williams Co.	3,248		1,107,081

Media & Entertainment - 15.7%
Alphabet, Inc. - Class A	11,616		4,136,806
Alphabet, Inc. - Class C	8,102		2,889,578
AppLovin Corp. - Class A (a)	9,277		3,672,764
Meta Platforms, Inc. - Class A	5,936		3,304,631
Netflix, Inc. (a)	40,114		2,876,575
			16,880,354

Pharmaceuticals, Biotechnology & Life Sciences - 3.0%
Agilent Technologies, Inc.	5,068		701,259
Mettler-Toledo International, Inc. (a)	1,041		1,474,368
Waters Corp. (a)	2,812		1,060,996
			3,236,623

Semiconductors & Semiconductor Equipment - 13.9%
Broadcom, Inc.	13,774		5,361,942
KLA Corp.	25,639		4,687,322
Micron Technology, Inc.	5,932		4,882,214
			14,931,478

Software & Services - 2.0%
Accenture PLC - Class A	6,102		1,012,444
Trimble, Inc. (a)	19,851		1,123,169
			2,135,613

Technology Hardware & Equipment - 19.1%
Amphenol Corp. - Class A	37,291		5,992,664
Apple, Inc.	16,126		4,981,483
Arista Networks, Inc. (a)	14,108		2,544,378
Celestica, Inc. (a)	3,040		1,007,577
Flex Ltd. (a)	40,244		4,577,755
Logitech International SA	6,869		703,935
Zebra Technologies Corp. - Class A (a)	2,434		715,158
			20,522,950

Transportation - 2.3%
CH Robinson Worldwide, Inc.	5,732		846,788
Old Dominion Freight Line, Inc.	7,848		1,664,875
			2,511,663
TOTAL COMMON STOCKS (Cost $36,853,316)			105,952,846

SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 1.7%
Fidelity Government Portfolio - Institutional Class, 3.56% (b)	1,848,608		1,848,608
TOTAL MONEY MARKET FUNDS (Cost $1,848,608)			1,848,608

TOTAL INVESTMENTS - 100.1% (Cost $38,701,924)			107,801,454
Liabilities in Excess of Other Assets - (0.1)%		(0.00063)	(67,791)
TOTAL NET ASSETS - 100.0%			$ 107,733,663

Percentages are stated as a percent of net assets.

The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

(a)	Non-income producing security.
(b)	The rate shown represents the 7-day annualized yield as of July 31, 2026.

Summary of Fair Value Disclosure as of July 31, 2026 (Unaudited)

Logan Capital Broad Innovative Growth ETF has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.
The following is a summary of the fair valuation hierarchy of the Fund’s securities as of July 31, 2026:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$ 105,952,846	$ –	$ –	$ 105,952,846
Money Market Funds	1,848,608	–	–	1,848,608
Total Investments	$ 107,801,454	$ –	$ –	$ 107,801,454